Investor A Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock LifePath ESG Index 2060 Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	20.49%	15.37%	20.88%	(18.85%)	19.62%